Accounts payable - Summary of Accounts Payable (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Accounts payables	€ 3,800	€ 7,666
Accrued liabilities	14,991	17,540
Total	€ 18,791	€ 25,206